TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account D

Supplement Dated September 14, 2012

to the

Prospectus For

MERRILL LYNCH IRA ANNUITY

(Dated May 1, 2012)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity Separate Account D

Supplement Dated September 14, 2012

to the

Prospectus For

MERRILL LYNCH IRA ANNUITY

(Dated May 1, 2005)

This supplement updates the Prospectuses for Merrill Lynch IRA Annuity issued by Transamerica Advisors Life Insurance Company (“TALIC”) and Transamerica Advisors Life Insurance Company of New York (“TALICNY”).

Effective on or about September 24, 2012 the following subaccount name changes will occur:

Current Subaccount Name	New Subaccount Name
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund

Effective on or about October 26, 2012, the Oppenheimer High Income Fund/VA subaccount will reorganize into the Oppenheimer Global Strategic Income Fund/VA subaccount.